CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	Class A Ordinary shares shares	Class B Ordinary shares shares	CNY (¥)	USD ($)
Balance as of beginning at Dec. 31, 2019	¥ 31	¥ 15			¥ (52,602)	¥ (3,939,685)				¥ (3,992,241)
Balance as of beginning (in shares) at Dec. 31, 2019 | shares	40,080,478	18,727,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(517,550)				(517,550)
Share-based compensation				¥ 180,090						180,090
Foreign currency translation adjustment					(143,326)					(143,326)
Accretions of convertible redeemable preferred shares to redemption value				(189,376)		(491,358)				(680,734)
Exercise of share options (in shares) | shares		500,000
Proceeds/receivables in relation to share options				9,286						9,286
Balance as of ending at Dec. 31, 2020	¥ 31	¥ 15			(195,928)	(4,948,593)				(5,144,475)
Balance as of ending (in shares) at Dec. 31, 2020 | shares	40,080,478	19,227,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,298,880)				(1,298,880)
Share-based compensation				540,970			¥ 7,495			548,465
Foreign currency translation adjustment					(143,190)					(143,190)
Accretions of convertible redeemable preferred shares to redemption value				(137,242)		(33,343)				(170,585)
Proceeds/receivables in relation to share options				31,588						31,588
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	¥ 33			4,853,260						4,853,293
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares) | shares	40,787,844
Conversion of convertible redeemable preferred shares into Class A shares upon the completion of IPO	¥ 148			8,061,785						8,061,933
Conversion of convertible redeemable preferred shares into Class A shares upon the completion of IPO (in Shares) | shares	180,336,722
Exercise of share options and restricted shares	¥ 14			(14)
Exercise of share options and restricted shares (in Shares) | shares	16,528,770
Balance as of ending at Dec. 31, 2021	¥ 226	¥ 15		13,350,347	(339,118)	(6,280,816)	7,495			6,738,149
Balance as of ending (in shares) at Dec. 31, 2021 | shares	277,733,814	19,227,592						279,835,705	19,227,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,581,157)	2,754			(1,578,403)	$ (228,847)
Share-based compensation				350,810			23,085			373,895
Acquisition of a subsidiary							7,238			7,238
Foreign currency translation adjustment					273,310					273,310
Repurchase of shares			¥ (127,962)							(127,962)
Repurchase of shares (in shares) | shares			(7,032,108,000)
Cancellation of shares	¥ (4)		¥ 94,148	(97,508)						(3,364)
Cancellation of shares (in shares) | shares	(4,866,021)		4,866,021					4,900,000
Conversion of ordinary shares (in shares) | shares	286,940,000	(286,940,000)
Proceeds/receivables in relation to share options				11,405						11,405
Exercise of share options and restricted shares	¥ 12			(12)
Exercise of share options and restricted shares (in Shares) | shares	14,994,777
Balance as of ending at Dec. 31, 2022	¥ 234	¥ 15	¥ (33,814)	¥ 13,615,042	¥ (65,808)	¥ (7,861,973)	¥ 40,572			¥ 5,694,268	$ 825,591
Balance as of ending (in shares) at Dec. 31, 2022 | shares	288,149,510	18,940,652	(2,166,087)					297,419,878	18,940,652